                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 3, 2010
                                      FOR
                STAG VARIABLE LIFE LAST SURVIVOR II (SERIES II)

We no longer file a fully updated prospectus and statement of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2009. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1. FUND DATA

The following amends "The Funds" section of General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2009)

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.35%              2.37%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

                       UNDERLYING FUND FEES AND EXPENSES
   (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2009)

                                                         DISTRIBUTION
                                                            AND/OR                                   ACQUIRED
                                                            SERVICE                                  FUND FEES
                                     MANAGEMENT             (12B-1)               OTHER                 AND
UNDERLYING FUND:                         FEE                 FEES*              EXPENSES             EXPENSES
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS
  International Growth
  Portfolio --Class B                    0.750%               0.250%               0.240%                  N/A
 AllianceBernstein VPS
  International Value Portfolio
  --Class B                              0.750%               0.250%               0.080%                  N/A
 AllianceBernstein VPS
  Small/Mid Cap Value Portfolio
  -- Class B                             0.750%               0.250%               0.120%                  N/A
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset
  Allocation Fund -- Class 2             0.310%               0.250%               0.020%                  N/A
 American Funds Blue Chip
  Income and Growth Fund --
  Class 2                                0.430%               0.250%               0.010%                  N/A
 American Funds Bond Fund --
  Class 2                                0.380%               0.250%               0.010%                  N/A
 American Funds Global Growth
  Fund -- Class 2                        0.540%               0.250%               0.030%                  N/A
 American Funds Global Small
  Capitalization Fund -- Class
  2                                      0.720%               0.250%               0.040%                  N/A
 American Funds Growth Fund --
  Class 2                                0.330%               0.250%               0.020%                  N/A
 American Funds Growth-Income
  Fund -- Class 2                        0.280%               0.250%               0.010%                  N/A
 American Funds International
  Fund -- Class 2                        0.500%               0.250%               0.040%                  N/A
 American Funds New World Fund
  -- Class 2                             0.770%               0.250%               0.050%                  N/A
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2           0.560%               0.250%               0.110%                  N/A
 Fidelity(R) VIP Equity-Income
  Portfolio -- Initial Class             0.460%                  N/A               0.120%                  N/A
 Fidelity(R) VIP Equity-Income
  Portfolio -- Service Class 2           0.460%               0.250%               0.120%                  N/A
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2              N/A               0.250%                  N/A               0.590%
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2              N/A               0.250%                  N/A               0.650%
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2              N/A               0.250%                  N/A               0.690%

                                                          CONTRACTUAL
                                        TOTAL             FEE WAIVER             NET TOTAL
                                       ANNUAL               AND/OR                 ANNUAL
                                      OPERATING             EXPENSE              OPERATING
UNDERLYING FUND:                      EXPENSES           REIMBURSEMENT            EXPENSES
-------------------------------  ----------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS
  International Growth
  Portfolio --Class B                    1.240%                  N/A               1.240%
 AllianceBernstein VPS
  International Value Portfolio
  --Class B                              1.080%                  N/A               1.080%
 AllianceBernstein VPS
  Small/Mid Cap Value Portfolio
  -- Class B                             1.120%                  N/A               1.120%
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset
  Allocation Fund -- Class 2             0.580%                  N/A               0.580%
 American Funds Blue Chip
  Income and Growth Fund --
  Class 2                                0.690%                  N/A               0.690%
 American Funds Bond Fund --
  Class 2                                0.640%                  N/A               0.640%
 American Funds Global Growth
  Fund -- Class 2                        0.820%                  N/A               0.820%
 American Funds Global Small
  Capitalization Fund -- Class
  2                                      1.010%                  N/A               1.010%
 American Funds Growth Fund --
  Class 2                                0.600%                  N/A               0.600%
 American Funds Growth-Income
  Fund -- Class 2                        0.540%                  N/A               0.540%
 American Funds International
  Fund -- Class 2                        0.790%                  N/A               0.790%
 American Funds New World Fund
  -- Class 2                             1.070%                  N/A               1.070%
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2           0.920%                  N/A               0.920%  (1)
 Fidelity(R) VIP Equity-Income
  Portfolio -- Initial Class             0.580%                  N/A               0.580%
 Fidelity(R) VIP Equity-Income
  Portfolio -- Service Class 2           0.830%                  N/A               0.830%
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2              N/A                  N/A               0.840%  (2)
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2              N/A                  N/A               0.900%  (2)
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2              N/A                  N/A               0.940%  (2)

                                                         DISTRIBUTION
                                                            AND/OR                                   ACQUIRED
                                                            SERVICE                                  FUND FEES
                                     MANAGEMENT             (12B-1)               OTHER                 AND
UNDERLYING FUND:                         FEE                 FEES*              EXPENSES             EXPENSES
-------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Mid Cap
  Portfolio -- Service Class 2           0.560%               0.250%               0.120%                  N/A
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Income Securities
  Fund --Class 2                         0.450%               0.250%               0.020%                  N/A
 Franklin Small Cap Value
  Securities Fund -- Class 2             0.520%               0.250%               0.180%               0.030%
 Franklin Strategic Income
  Securities Fund -- Class 1             0.360%                  N/A               0.230%               0.010%
 Mutual Global Discovery
  Securities Fund -- Class 2             0.800%               0.250%               0.260%                  N/A
 Mutual Shares Securities Fund
  --Class 2                              0.600%               0.250%               0.180%                  N/A
 Templeton Foreign Securities
  Fund -- Class 2                        0.640%               0.250%               0.150%               0.020%
 Templeton Global Bond
  Securities Fund -- Class 2             0.470%               0.250%               0.070%                  N/A
 Templeton Growth Securities
  Fund -- Class 2                        0.750%               0.250%               0.040%                  N/A
HARTFORD HLS SERIES FUND II,
INC.
 Hartford Growth Opportunities
  HLS Fund -- Class IA                   0.610%                  N/A               0.050%                  N/A
 Hartford U.S. Government
  Securities HLS Fund -- Class
  IA                                     0.450%                  N/A               0.040%                  N/A
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --
  Class IA                               0.610%                  N/A               0.040%                  N/A
 Hartford Capital Appreciation
  HLS Fund -- Class IA                   0.630%                  N/A               0.050%                  N/A
 Hartford Disciplined Equity
  HLS Fund -- Class IA                   0.710%                  N/A               0.040%                  N/A
 Hartford Dividend and Growth
  HLS Fund -- Class IA                   0.640%                  N/A               0.050%                  N/A
 Hartford Global Growth HLS
  Fund -- Class IA                       0.740%                  N/A               0.070%                  N/A
 Hartford Global Research HLS
  Fund -- Class IA                       0.900%                  N/A               0.210%                  N/A
 Hartford High Yield HLS Fund
  --Class IA                             0.700%                  N/A               0.050%                  N/A
 Hartford Index HLS Fund --
  Class IA                               0.300%                  N/A               0.050%                  N/A
 Hartford International
  Opportunities HLS Fund --
  Class IA                               0.670%                  N/A               0.070%                  N/A

                                                          CONTRACTUAL
                                        TOTAL             FEE WAIVER             NET TOTAL
                                       ANNUAL               AND/OR                 ANNUAL
                                      OPERATING             EXPENSE              OPERATING
UNDERLYING FUND:                      EXPENSES           REIMBURSEMENT            EXPENSES
-------------------------------  ----------------------------------------------------------------
 Fidelity(R) VIP Mid Cap
  Portfolio -- Service Class 2           0.930%                  N/A               0.930%
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Income Securities
  Fund --Class 2                         0.720%                  N/A               0.720%
 Franklin Small Cap Value
  Securities Fund -- Class 2             0.980%               0.020%               0.960%  (3)
 Franklin Strategic Income
  Securities Fund -- Class 1             0.600%               0.010%               0.590%
 Mutual Global Discovery
  Securities Fund -- Class 2             1.310%                  N/A               1.310%
 Mutual Shares Securities Fund
  --Class 2                              1.030%                  N/A               1.030%
 Templeton Foreign Securities
  Fund -- Class 2                        1.060%               0.010%               1.050%  (3)
 Templeton Global Bond
  Securities Fund -- Class 2             0.790%                  N/A               0.790%
 Templeton Growth Securities
  Fund -- Class 2                        1.040%                  N/A               1.040%
HARTFORD HLS SERIES FUND II,
INC.
 Hartford Growth Opportunities
  HLS Fund -- Class IA                   0.660%                  N/A               0.660%
 Hartford U.S. Government
  Securities HLS Fund -- Class
  IA                                     0.490%                  N/A               0.490%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --
  Class IA                               0.650%                  N/A               0.650%
 Hartford Capital Appreciation
  HLS Fund -- Class IA                   0.680%                  N/A               0.680%
 Hartford Disciplined Equity
  HLS Fund -- Class IA                   0.750%                  N/A               0.750%
 Hartford Dividend and Growth
  HLS Fund -- Class IA                   0.690%                  N/A               0.690%
 Hartford Global Growth HLS
  Fund -- Class IA                       0.810%                  N/A               0.810%
 Hartford Global Research HLS
  Fund -- Class IA                       1.110%                  N/A               1.110%
 Hartford High Yield HLS Fund
  --Class IA                             0.750%                  N/A               0.750%
 Hartford Index HLS Fund --
  Class IA                               0.350%                  N/A               0.350%
 Hartford International
  Opportunities HLS Fund --
  Class IA                               0.740%                  N/A               0.740%

                                                         DISTRIBUTION
                                                            AND/OR                                   ACQUIRED
                                                            SERVICE                                  FUND FEES
                                     MANAGEMENT             (12B-1)               OTHER                 AND
UNDERLYING FUND:                         FEE                 FEES*              EXPENSES             EXPENSES
-------------------------------------------------------------------------------------------------------------------
 Hartford MidCap HLS Fund --
  Class IA                               0.680%                  N/A               0.040%                  N/A
 Hartford MidCap Value HLS Fund
  -- Class IA                            0.800%                  N/A               0.060%                  N/A
 Hartford Money Market HLS Fund
  -- Class IA                            0.400%                  N/A               0.080%                  N/A
 Hartford Small Company HLS
  Fund -- Class IA                       0.700%                  N/A               0.050%                  N/A
 Hartford Stock HLS Fund --
  Class IA                               0.470%                  N/A               0.040%                  N/A
 Hartford Total Return Bond HLS
  Fund -- Class IA                       0.460%                  N/A               0.050%                  N/A
 Hartford Value HLS Fund --
  Class IA                               0.720%                  N/A               0.050%                  N/A
INVESCO VARIABLE INSURANCE
FUNDS
 Invesco V.I. Capital
  Appreciation Fund -- Series I          0.620%                  N/A               0.290%               0.010%
 Invesco V.I. Capital
  Development Fund -- Series I           0.750%                  N/A               0.360%               0.010%
 Invesco V.I. Core Equity Fund
  --Series I                             0.610%                  N/A               0.290%               0.020%
 Invesco V.I. Global
  Multi-Asset Fund -- Series I           0.670%                  N/A               1.060%               0.640%
 Invesco V.I. International
  Growth Fund -- Series I                0.710%                  N/A               0.330%               0.020%
 Invesco V.I. Mid Cap Core
  Equity Fund -- Series I                0.730%                  N/A               0.310%               0.030%
 Invesco V.I. Small Cap Equity
  Fund -- Series I                       0.750%                  N/A               0.340%                  N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture
  Portfolio -- Class VC                  0.500%                  N/A               0.460%                  N/A
 Lord Abbett Capital Structure
  Portfolio -- Class VC                  0.750%                  N/A               0.520%                  N/A
 Lord Abbett Growth and Income
  Portfolio -- Class VC                  0.500%                  N/A               0.430%                  N/A
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series
  --Initial Class                        0.750%                  N/A               0.110%                  N/A
 MFS(R) New Discovery Series --
  Initial Class                          0.900%                  N/A               0.130%                  N/A
 MFS(R) Research Bond Series --
  Initial Class                          0.500%                  N/A               0.120%                  N/A

                                                          CONTRACTUAL
                                        TOTAL             FEE WAIVER             NET TOTAL
                                       ANNUAL               AND/OR                 ANNUAL
                                      OPERATING             EXPENSE              OPERATING
UNDERLYING FUND:                      EXPENSES           REIMBURSEMENT            EXPENSES
-------------------------------  ----------------------------------------------------------------
 Hartford MidCap HLS Fund --
  Class IA                               0.720%                  N/A               0.720%
 Hartford MidCap Value HLS Fund
  -- Class IA                            0.860%                  N/A               0.860%
 Hartford Money Market HLS Fund
  -- Class IA                            0.480%                  N/A               0.480%
 Hartford Small Company HLS
  Fund -- Class IA                       0.750%                  N/A               0.750%
 Hartford Stock HLS Fund --
  Class IA                               0.510%                  N/A               0.510%
 Hartford Total Return Bond HLS
  Fund -- Class IA                       0.510%                  N/A               0.510%
 Hartford Value HLS Fund --
  Class IA                               0.770%                  N/A               0.770%
INVESCO VARIABLE INSURANCE
FUNDS
 Invesco V.I. Capital
  Appreciation Fund -- Series I          0.920%                  N/A               0.920%  (5)
 Invesco V.I. Capital
  Development Fund -- Series I           1.120%               0.010%               1.110%  (4)(5)
 Invesco V.I. Core Equity Fund
  --Series I                             0.920%                  N/A               0.920%  (5)
 Invesco V.I. Global
  Multi-Asset Fund -- Series I           2.370%               1.630%               0.740%  (6)
 Invesco V.I. International
  Growth Fund -- Series I                1.060%                  N/A               1.060%  (5)
 Invesco V.I. Mid Cap Core
  Equity Fund -- Series I                1.070%                  N/A               1.070%  (5)
 Invesco V.I. Small Cap Equity
  Fund -- Series I                       1.090%                  N/A               1.090%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture
  Portfolio -- Class VC                  0.960%               0.060%               0.900%  (7)
 Lord Abbett Capital Structure
  Portfolio -- Class VC                  1.270%               0.120%               1.150%  (8)
 Lord Abbett Growth and Income
  Portfolio -- Class VC                  0.930%                  N/A               0.930%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series
  --Initial Class                        0.860%                  N/A               0.860%
 MFS(R) New Discovery Series --
  Initial Class                          1.030%                  N/A               1.030%
 MFS(R) Research Bond Series --
  Initial Class                          0.620%                  N/A               0.620%

                                                         DISTRIBUTION
                                                            AND/OR                                   ACQUIRED
                                                            SERVICE                                  FUND FEES
                                     MANAGEMENT             (12B-1)               OTHER                 AND
UNDERLYING FUND:                         FEE                 FEES*              EXPENSES             EXPENSES
-------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series --
  Initial Class                          0.750%                  N/A               0.070%                  N/A
 MFS(R) Value Series -- Initial
  Class                                  0.750%                  N/A               0.090%                  N/A
OPPENHEIMER VARIABLE ACCOUNT
FUNDS
 Oppenheimer Capital
  Appreciation Fund/VA --
  Service Shares                         0.660%               0.250%               0.130%                  N/A
 Oppenheimer Global Securities
  Fund/VA -- Service Shares              0.640%               0.250%               0.110%                  N/A
 Oppenheimer Main Street
  Fund(R)/VA -- Service Shares           0.660%               0.250%               0.120%                  N/A
 Oppenheimer Main Street Small
  Cap Fund(R)/VA -- Service
  Shares                                 0.710%               0.250%               0.190%                  N/A
PUTNAM VARIABLE TRUST
 Putnam VT Capital
  Opportunities Fund -- Class
  IB                                     0.630%               0.250%               0.350%                  N/A
 Putnam VT Diversified Income
  Fund -- Class IB                       0.550%               0.250%               0.200%               0.010%
 Putnam VT Equity Income Fund
  --Class IB                             0.480%               0.250%               0.160%                  N/A
 Putnam VT Global Equity Fund
  --Class IB                             0.700%               0.250%               0.210%                  N/A
 Putnam VT Growth and Income
  Fund -- Class IB                       0.480%               0.250%               0.160%               0.010%
 Putnam VT High Yield Fund --
  Class IB                               0.570%               0.250%               0.170%                  N/A
 Putnam VT Income Fund -- Class
  IB                                     0.400%               0.250%               0.190%               0.020%
 Putnam VT International Equity
  Fund -- Class IB                       0.700%               0.250%               0.200%                  N/A
 Putnam VT New Opportunities
  Fund -- Class IB                       0.560%               0.250%               0.170%                  N/A
 Putnam VT Small Cap Value Fund
  -- Class IB                            0.630%               0.250%               0.220%               0.050%
 Putnam VT Voyager Fund --
  Class IB                               0.560%               0.250%               0.160%               0.080%
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 Van Kampen -- UIF Mid Cap
  Growth Portfolio -- Class II
  (14)                                   0.750%               0.350%               0.310%               0.010%
 Van Kampen -- UIF U.S. Mid Cap
  Value Portfolio -- Class II
  (15)                                   0.720%               0.350%               0.300%               0.010%

                                                          CONTRACTUAL
                                        TOTAL             FEE WAIVER             NET TOTAL
                                       ANNUAL               AND/OR                 ANNUAL
                                      OPERATING             EXPENSE              OPERATING
UNDERLYING FUND:                      EXPENSES           REIMBURSEMENT            EXPENSES
-------------------------------  ----------------------------------------------------------------
 MFS(R) Total Return Series --
  Initial Class                          0.820%                  N/A               0.820%
 MFS(R) Value Series -- Initial
  Class                                  0.840%                  N/A               0.840%
OPPENHEIMER VARIABLE ACCOUNT
FUNDS
 Oppenheimer Capital
  Appreciation Fund/VA --
  Service Shares                         1.040%                  N/A               1.040%  (9)
 Oppenheimer Global Securities
  Fund/VA -- Service Shares              1.000%                  N/A               1.000%
 Oppenheimer Main Street
  Fund(R)/VA -- Service Shares           1.030%                  N/A               1.030%
 Oppenheimer Main Street Small
  Cap Fund(R)/VA -- Service
  Shares                                 1.150%                  N/A               1.150%  (10)
PUTNAM VARIABLE TRUST
 Putnam VT Capital
  Opportunities Fund -- Class
  IB                                     1.230%               0.050%               1.180%
 Putnam VT Diversified Income
  Fund -- Class IB                       1.010%                  N/A               1.010%  (12)
 Putnam VT Equity Income Fund
  --Class IB                             0.890%                  N/A               0.890%  (12)
 Putnam VT Global Equity Fund
  --Class IB                             1.160%                  N/A               1.160%
 Putnam VT Growth and Income
  Fund -- Class IB                       0.900%                  N/A               0.900%
 Putnam VT High Yield Fund --
  Class IB                               0.990%                  N/A               0.990%
 Putnam VT Income Fund -- Class
  IB                                     0.860%                  N/A               0.860%
 Putnam VT International Equity
  Fund -- Class IB                       1.150%                  N/A               1.150%  (11)
 Putnam VT New Opportunities
  Fund -- Class IB                       0.980%                  N/A               0.980%
 Putnam VT Small Cap Value Fund
  -- Class IB                            1.150%                  N/A               1.150%  (12)
 Putnam VT Voyager Fund --
  Class IB                               1.050%                  N/A               1.050%  (11)
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 Van Kampen -- UIF Mid Cap
  Growth Portfolio -- Class II
  (14)                                   1.420%                  N/A               1.420%  (13)
 Van Kampen -- UIF U.S. Mid Cap
  Value Portfolio -- Class II
  (15)                                   1.380%                  N/A               1.380%  (13)

                                                         DISTRIBUTION
                                                            AND/OR                                   ACQUIRED
                                                            SERVICE                                  FUND FEES
                                     MANAGEMENT             (12B-1)               OTHER                 AND
UNDERLYING FUND:                         FEE                 FEES*              EXPENSES             EXPENSES
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
TRUST
 Van Kampen LIT Comstock
  Portfolio -- Class II (16)             0.560%               0.250%               0.040%                  N/A

                                                          CONTRACTUAL
                                        TOTAL             FEE WAIVER             NET TOTAL
                                       ANNUAL               AND/OR                 ANNUAL
                                      OPERATING             EXPENSE              OPERATING
UNDERLYING FUND:                      EXPENSES           REIMBURSEMENT            EXPENSES
-------------------------------  ----------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
TRUST
 Van Kampen LIT Comstock
  Portfolio -- Class II (16)             0.850%                  N/A               0.850%

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%.

(2) Fidelity Management & Research Company has voluntarily agreed to reimburse Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, fund and acquired fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.25% Service Class 2, respectively.

(3) The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

(4) The Adviser has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

(5) The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses to 1.30% of average daily net assets.

(6) The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 0.10% of average daily net assets.

(7) For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses does not exceed an annual rate of 0.90%. This agreement may be terminated only upon the approval of the Fund's Board of Directors.

(8) For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses does not exceed an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Fund's Board of Directors.

(9) Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets will not exceed the annual rate of 1.05% for Service Shares. This voluntary undertaking may be amended or withdrawn at any time.

(10) Effective May 1, 2009, the Manager has voluntarily undertaken to limit the fund's total annual operating expenses so that those expenses, as percentages of daily net assets would not exceed the annual rate of 1.05% for Service Shares. This voluntary undertaking may be amended or withdrawn at any time.

(11) Reflects projected expenses under a new management contract effective 1/1/2010 and changes in the fund's investor servicing contract.

(12) Reflects projected expenses under a new management contract effective 1/1/2010, changes in the fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

(13) The Ratios of Expenses reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period.

(14) Effective June 1, 2010, the Portfolio's name will change to UIF Mid Cap Growth Portfolio.

(15) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen -- UIF U.S. Mid Cap Value Portfolio will be merged into Invesco Van Kampen V.I. U.S. Mid Cap Value Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. U.S. Mid Cap Value Fund is added as an investment option to your Contract and all references to Van Kampen -- UIF U.S. Mid Cap Value Portfolio are deleted.

(16) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen LIT Comstock Portfolio will be merged into Invesco Van Kampen V.I. Comstock Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. Comstock Fund is added as an investment option to your Contract and all references to Van Kampen LIT Comstock Portfolio are deleted.

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International     Seeks long-term growth of capital            AllianceBernstein L.P.
  Growth Portfolio -- Class B
 AllianceBernstein VPS International     Seeks long-term growth of capital            AllianceBernstein L.P.
  Value Portfolio -- Class B
 AllianceBernstein VPS Small/Mid Cap     Seeks long-term growth of capital            AllianceBernstein L.P.
  Value Portfolio -- Class B
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund    High total return, including income and      Capital Research and Management Company
  -- Class 2                             capital gains, consistent with the
                                         preservation of capital over the long term
                                         by investing in a diversified portfolio of
                                         common stocks and other equity securities,
                                         bonds and other intermediate and long-term
                                         debt securities and money market
                                         instruments (debt securities maturing in
                                         one year or less).
 American Funds Blue Chip Income and     Produce income exceeding the average yield   Capital Research and Management Company
  Growth Fund -- Class 2                 on U.S. stocks generally (as represented by
                                         the average yield on the Standard & Poor's
                                         500 Composite Index)and to provide an
                                         opportunity for growth of principal
                                         consistent with sound common stock
                                         investing.
 American Funds Bond Fund -- Class 2     Seeks to maximize current income and         Capital Research and Management Company
                                         preservation of capital.
 American Funds Global Growth Fund --    Seeks to make your investment grow over      Capital Research and Management Company
  Class 2                                time by investing primarily in common
                                         stocks of companies located around the
                                         world.
 American Funds Global Small             Seeks to make your investment grow over      Capital Research and Management Company
  Capitalization Fund -- Class 2         time by investing primarily in stocks of
                                         smaller companies located around the world.
 American Funds Growth Fund -- Class 2   Seeks to make your investment grow by        Capital Research and Management Company
                                         investing primarily in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.
 American Funds Growth-Income Fund --    Seeks to make your investment grow and       Capital Research and Management Company
  Class 2                                provide you with income over time by
                                         investing primarily in common stocks or
                                         other securities that demonstrate the
                                         potential for appreciation and/or
                                         dividends.

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 American Funds International Fund --    Seeks to make your investment grow over      Capital Research and Management Company
  Class 2                                time by investing primarily in common
                                         stocks of companies located outside the
                                         United States.
 American Funds New World Fund -- Class  Seeks to make your investment grow over      Capital Research and Management Company
  2                                      time by investing primarily in stocks of
                                         companies with significant exposure to
                                         countries with developing economies and/or
                                         markets.
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  Portfolio -- Service Class 2                                                        Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Equity-Income           Seeks reasonable income. Fund will also      Fidelity Management & Research Company
  Portfolio -- Initial Class             consider potential for capital appreciation  Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Equity-Income           Seeks reasonable income. Fund will also      Fidelity Management & Research Company
  Portfolio -- Service Class 2           consider potential for capital appreciation  Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Freedom 2010 Portfolio  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- Service Class 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 Fidelity(R) VIP Freedom 2020 Portfolio  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- Service Class 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 Fidelity(R) VIP Freedom 2030 Portfolio  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- Service Class 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 Fidelity(R) VIP Mid Cap Portfolio --    Long-term growth of capital with current     Fidelity Management & Research Company
  Service Class 2                        income as a secondary consideration          Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --      Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  Class 2                                prospects for capital appreciation
 Franklin Small Cap Value Securities     Seeks long-term total return                 Franklin Advisory Services, LLC
  Fund -- Class 2
 Franklin Strategic Income Securities    Seeks a high level of current income, with   Franklin Advisers, Inc.
  Fund -- Class 1                        capital appreciation over the long term as
                                         a secondary goal
 Mutual Global Discovery Securities      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  Fund -- Class 2 (1)                                                                 Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 Templeton Foreign Securities Fund --    Seeks long-term capital growth               Templeton Investment Counsel, LLC
  Class 2
 Templeton Global Bond Securities Fund   Seeks high current income, consistent with   Franklin Advisers, Inc.
  -- Class 2 (2)                         preservation of capital, with capital
                                         appreciation as a secondary consideration
 Templeton Growth Securities Fund --     Seeks long-term capital growth               Templeton Global Advisors Limited
  Class 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd.
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund  Seeks capital appreciation                   HL Investment Advisors, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford U.S. Government Securities     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS Fund -- Class IA                   providing shareholders with a high level of  Sub-advised by Hartford Investment
                                         current income consistent with prudent       Management Company
                                         investment risk
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IA  Seeks maximum long-term total return         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Capital Appreciation HLS Fund  Seeks growth of capital                      HL Investment Advisors, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Disciplined Equity HLS Fund    Seeks growth of capital                      HL Investment Advisors, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund   Seeks a high level of current income         HL Investment Advisors, LLC
  -- Class IA                            consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Growth HLS Fund --      Seeks growth of capital                      HL Investment Advisors, LLC
  Class IA (3)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Research HLS Fund --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  Class IA (4)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford High Yield HLS Fund -- Class   Seeks high current income with growth of     HL Investment Advisors, LLC
  IA                                     capital as a secondary objective             Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford Index HLS Fund -- Class IA     Seeks to provide investment results which    HL Investment Advisors, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate
 Hartford International Opportunities    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS Fund -- Class IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford MidCap HLS Fund -- Class IA+   Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford MidCap Value HLS Fund --       Seeks long-term capital appreciation         HL Investment Advisors, LLC
  Class IA+                                                                           Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Money Market HLS Fund --       Maximum current income consistent with       HL Investment Advisors, LLC
  Class IA                               liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford Small Company HLS Fund --      Seeks growth of capital                      HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 Hartford Stock HLS Fund -- Class IA     Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Total Return Bond HLS Fund --  Seeks a competitive total return, with       HL Investment Advisors, LLC
  Class IA                               income as a secondary objective              Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford Value HLS Fund -- Class IA     Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
INVESCO VARIABLE INSURANCE FUNDS (5)
 Invesco V.I. Capital Appreciation Fund  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- Series I (6)
 Invesco V.I. Capital Development Fund   Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- Series I (7)
 Invesco V.I. Core Equity Fund --        Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series I (8)
 Invesco V.I. Global Multi-Asset Fund    Seeks to provide total return consistent     Invesco Advisers, Inc.
  -- Series I (9)                        with a moderate level of risk relative to
                                         the broad stock market
 Invesco V.I. International Growth Fund  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- Series I (10)
 Invesco V.I. Mid Cap Core Equity Fund   Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- Series I (11)
 Invesco V.I. Small Cap Equity Fund --   Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series I (12)
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio    High current income and capital              Lord, Abbett & Co. LLC
  -- Class VC                            appreciation to produce the opportunity for
                                         a high total return
 Lord Abbett Capital Structure           Current income and capital appreciation      Lord, Abbett & Co. LLC
  Portfolio -- Class VC (13)
 Lord Abbett Growth and Income           Long-term growth of capital and income       Lord, Abbett & Co. LLC
  Portfolio -- Class VC                  without excessive fluctuations in market
                                         value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --        Seeks capital appreciation                   MFS Investment Management
  Initial Class
 MFS(R) New Discovery Series -- Initial  Seeks capital appreciation                   MFS Investment Management
  Class

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Research Bond Series -- Initial  Total return with an emphasis on high        MFS Investment Management
  Class                                  current income, but also considering
                                         capital appreciation
 MFS(R) Total Return Series -- Initial   Seeks total return                           MFS Investment Management
  Class
 MFS(R) Value Series -- Initial Class    Seeks capital appreciation                   MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation        Seeks to achieve capital appreciation by     OppenheimerFunds, Inc.
  Fund/VA -- Service Shares              investing in securities of well-known
                                         established companies.
 Oppenheimer Global Securities Fund/VA   Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
  -- Service Shares                      investing a substantial portion of its
                                         assets in securities of foreign issuers,
                                         "growth-type" companies, cyclical
                                         industries and special situations which are
                                         considered to have appreciation
                                         possibilities.
 Oppenheimer Main Street Fund(R)/VA --   Seeks a high total return (which includes    OppenheimerFunds, Inc.
  Service Shares                         growth in the value of its shares as well
                                         as current income) from equity and debt
                                         securities. From time to time the Fund may
                                         focus on small to medium capitalization
                                         common stocks, bonds and convertible
                                         securities.
 Oppenheimer Main Street Small Cap       The Fund seeks capital appreciation from     OppenheimerFunds, Inc.
  Fund(R)/VA -- Service Shares           investing mainly in small company stocks.
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund    Long term growth of capital                  Putnam Investment Management, LLC
  -- Class IB
 Putnam VT Diversified Income Fund --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IB                               Management believes is consistent with
                                         preservation of capital
 Putnam VT Equity Income Fund -- Class   Capital growth and current income            Putnam Investment Management, LLC
  IB
 Putnam VT Global Equity Fund -- Class   Capital appreciation                         Putnam Investment Management, LLC Putnam
  IB++                                                                                Advisory Company, LLC
 Putnam VT Growth and Income Fund --     Capital growth and current income            Putnam Investment Management, LLC
  Class IB
 Putnam VT High Yield Fund -- Class IB   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income
 Putnam VT Income Fund -- Class IB       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 Putnam VT International Equity Fund --  Capital appreciation                         Putnam Investment Management, LLC Putnam
  Class IB                                                                            Advisory Company, LLC
 Putnam VT New Opportunities Fund --     Long-term capital appreciation               Putnam Investment Management, LLC
  Class IB
 Putnam VT Small Cap Value Fund --       Capital appreciation                         Putnam Investment Management, LLC
  Class IB
 Putnam VT Voyager Fund -- Class IB      Capital appreciation                         Putnam Investment Management, LLC

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Van Kampen -- UIF Mid Cap Growth        Long-term capital growth by investing        Morgan Stanley Investment Management Inc.
  Portfolio -- Class II (14)             primarily in common stocks and other equity
                                         securities
 Van Kampen -- UIF U.S. Mid Cap Value    Above-average total return over a market     Morgan Stanley Investment Management Inc.,
  Portfolio -- Class II (15)             cycle of three to five years by investing    doing business in certain instances as Van
                                         in common stocks and other equity            Kampen
                                         securities
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --    Seeks capital growth and income through      Van Kampen Asset Management
  Class II (16)                          investments in equity securities, including
                                         common stocks, preferred stocks and
                                         securities convertible into common and
                                         preferred stocks

+ Closed to new and subsequent Premium Payments and transfers of Contract Value.
++ Closed to all premium payments and transfers of account value for all policies issued on or after 5/1/2006

NOTES

(1)  Formerly Mutual Discovery Securities Fund -- Class 2

(2)  Formerly Templeton Global Income Securities Fund -- Class 2

(3)  Formerly Hartford Global Leaders HLS Fund -- Class IA

(4)  Formerly Hartford Global Equity HLS Fund -- Class IA

(5)  Formerly AIM Variable Insurance Funds

(6)  Formerly AIM V.I. Capital Appreciation Fund -- Series I

(7)  Formerly AIM V.I. Capital Development Fund -- Series I

(8)  Formerly AIM V.I. Core Equity Fund -- Series I

(9)  Formerly AIM V.I. PowerShares ETF Allocation Fund -- Series I

(10) Formerly AIM V.I. International Growth Fund -- Series I

(11) Formerly AIM V.I. Mid Cap Core Equity Fund -- Series I

(12) Formerly AIM V.I. Small Cap Equity Fund -- Series I

(13) Formerly Lord Abbett America's Value Portfolio -- Class VC

(14) Effective June 1, 2010, the Portfolio's name will change to UIF Mid Cap Growth Portfolio.

(15) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen -- UIF U.S. Mid Cap Value Portfolio will be merged into Invesco Van Kampen V.I. U.S. Mid Cap Value Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. U.S. Mid Cap Value Fund is added as an investment option to your Contract and all references to Van Kampen -- UIF U.S. Mid Cap Value Portfolio are deleted.

(16) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen LIT Comstock Portfolio will be merged into Invesco Van Kampen V.I. Comstock Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. Comstock Fund is added as an investment option to your Contract and all references to Van Kampen LIT Comstock Portfolio are deleted.

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates "The Funds" section of ABOUT USin the prospectus:

For the fiscal year ended December 31, 2009, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $4,284,200 (excluding indirect benefits received by offering HLS Funds as investment options).

3. YOUR POLICY

The following paragraph is added to "Contract Rights" section of YOUR POLICY in the prospectus:

CHANGE OF ADDRESS -- It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on third party, including the US Postal Service, to update your current address. Unless preempted by ERISA, failure to give us a current address may result in payments due and payable on your life policy being considered abandoned property under state law, and remitted to the applicable state.

4. POLICY LIMITATIONS

The following amends the "Policy Limitations" section of YOUR POLICY in the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 1, 2007 version of the prospectus for more information or contact Us.

5. SETTLEMENT OPTIONS

The following amends the "Settlement Options" section of YOUR POLICY in the prospectus:

SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of the available settlement options listed in your Policy. At the time proceeds are payable, the Beneficiary can select the method of payment. However, on or about March 1, 2010 the policy owner will have the option of pre-selecting a designated settlement option ("Designated Settlement Option"). After the policy owner designates a settlement option for a beneficiary, the beneficiary will not be able to choose a settlement option.

6. ADDITIONAL PAYMENTS

The following updates the "Additional Payment" section of HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2009, Hartford and its affiliates paid approximately $4.5 million in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2009, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $3.6 million in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

7. CONFIRMATION STATEMENTS

The following paragraph is added to "Premium Payment Flexibility" section of PREMIUMS in the prospectus:

When we receive scheduled or regular premium payments from you through pre-authorized transactions such as, checking deduction (ACH), payroll deduction or through a government allocation arrangement, a summary of these transactions will appear on your annual statement and you will not receive a confirmation statement after each transaction.

8. WITHDRAWALS FROM YOUR POLICY

The following amends the "Surrender" section of MAKING WITHDRAWALS FROM YOUR POLICY in the prospectus:

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender, (our current administration rules allow a policy owner to designate a future surrender date, no more than ten calendar days from the date we receive the request), whichever is later.

9. HOW TO SEND PREMIUM PAYMENTS

The following updates the "Allocation of Premium" section of PREMIUMS in the prospectus:

Mail

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

To our Individual Life Operations Team at:

The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

Wire

You may also arrange to pay your premium by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

10. LEGAL PROCEEDINGS

The following amends the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.

In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is the Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

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